Retirement And Other Benefit Plans (Schedule Of Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Pension Benefits [Member]
Expected Employer Contributions — 2014	$ 3.1
2014	4.3
2015	4.4
2016	4.9
2017	4.9
2018	5.0
2019-2023	28.1
Other Benefits [Member]
Expected Employer Contributions — 2014	0.1
2014	0.1
2015	0.1
2016	0.1
2017	0
2018	0.1
2019-2023	$ 0.4